Incorporated herein by reference is a supplement to the prospectus of MFS Global Bond Fund, a series of MFS Series Trust X (File No. 033-01657), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 10, 2017 (SEC Accession No. 912938-17-000480).